Plant and equipment (Tables)	3 Months Ended
Mar. 31, 2019
Plant and Equipment [Abstract]
Schedule of plant and equipment
	Furniture and equipment	Computer hardware and software	Vehicles	Leasehold Improvements	Right-of- use assets	Production tooling and molds	Total

Cost:
At December 31, 2017	290,843	73,654	390,050	101,200	-	914,060	1,769,807
Additions	203,644	59,749	-	283,141	-	3,635,888	4,182,422
Disposals	-	-	(2,001)	-	-	-	(2,001)
December 31, 2018	494,487	133,403	388,049	384,341	-	4,549,948	5,950,228
Additions	40,135	41,385	-	28,755	2,223,477	87,434	2,421,186
Disposals	-	(2,150)	-	-	-	-	(2,150)
March 31, 2019	534,622	172,638	388,049	413,096	2,223,477	4,637,382	8,369,264

Amortization:
At December 31, 2017	188,606	27,147	85,764	74,607	-	-	376,124
Charge for the year	42,192	38,542	129,487	40,117	-	-	250,338
At December 31, 2018	230,798	65,689	215,251	114,724	-	-	626,462
Additions	18,320	11,775	32,372	24,047	180,144	-	266,658
Disposals	-	(1,254)	-	-	-	-	(1,254)
March 31, 2019	249,118	76,210	247,623	138,771	180,144	-	891,866

Net book value:
At December 31, 2018	$263,689	$67,714	$172,798	$269,617	$-	$4,549,948	$5,323,766
At March 31, 2019	$285,504	$96,428	$140,426	$274,325	$2,043,333	$4,637,382	$7,477,398